Taxes (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)
Taxes [Line Items]
Profits tax rate	$ 3,641,335	$ 463,870	$ 7,330,266	$ 7,388,467
Percentage of income tax rate	11.80%	11.80%	10.30%	14.90%
Issued share capital	50.00%	50.00%
Profits tax				$ 6,000
Hong Kong [Member]
Taxes [Line Items]
Legacy tax rate	16.50%	16.50%
Maximum [Member]
Taxes [Line Items]
Profits tax	$ 3,000
Minimum [Member]
Taxes [Line Items]
Profits tax	1,500
Two-tier Profits Tax Rates [Member]
Taxes [Line Items]
Profits tax rate	$ 2,000,000
Two-tier Profits Tax Rates [Member] | Hong Kong [Member]
Taxes [Line Items]
Percentage of income tax rate	8.25%	8.25%